SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

Share options granted

On January 13, 2014, the Company granted options under the 2011 Share Option Scheme to purchase 1,811,854 ADSs of the Company to certain of its employees at an exercise price of US$29.03 per ADS, which was the closing price per ADS as of January 13, 2014. There is a service condition in addition to a performance condition attached to the vesting of these options.

On January 13, 2014, the Company granted options under the 2011 Share Option Scheme to purchase 495,963 ADSs of the Company to certain of its employees at an exercise price of US$29.03 per ADS which was the closing price per ADS as of January 13, 2014. There is a service condition attached to the vesting of these options.

Warrants granted

On January 26, 2014, the Company granted 136,500 warrants to Dr. Lijun Zhang, chairman of the Company’s board of directors. Each warrant allows Dr. Lijun Zhang to purchase one ADS of the Company at US$29.34 per ADS. Dr. Lijun Zhang can exercise these warrants in four equal annual tranches beginning one calendar quarter after the first anniversary of the date of grant.